INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES (Tables)
Components of income (loss) before taxes
	Year Ended December 31,
(in thousands)	2021	2020
U.S. operations	$(2,086)	$(4,451)
Foreign operations	1,643	874
Total income (loss) before taxes	$(443)	$(3,577)

Components of income tax expense (benefit)
	Year Ended December 31,
(in thousands)	2021	2020
Current tax expense (benefit)
U.S. federal	$0	$0
State	(2)	(2)
Foreign	114	389
	112	387
Deferred tax expense (benefit) – U.S. federal	-	-
Total income tax expense (benefit)	$112	$387

Reconciliation of effective income tax
	Year Ended December 31,
(in thousands)	2021	2020
Statutory tax	$(93)	$(751)
State and foreign income tax, net of federal income tax benefit	(254)	151
Valuation allowance for deferred tax assets	454	1,513
Foreign sourced deemed dividend income	341	(394)
Stock based compensation	(325)	(136)
Other	(11)	4
Total income tax expense (benefit)	$112	$387

Schedule of deferred tax assets and liabilities
	Year Ended December 31,
	2021	2020
(in thousands)
Deferred income tax assets:
Allowance for doubtful accounts	$13	$10
Inventory and product return reserves	484	573
Compensation accruals	2,421	1,973
Accrued liabilities	202	179
Book-over-tax depreciation and amortization	23	91
Foreign net operating loss carryforwards	22	53
U.S. net operating loss carryforwards	3,301	3,739
U.S. credit carryforwards	1,440	2,345
	7,906	8,963

Valuation Allowance	(7,906)	(8,963)
Total Deferred Income Tax Assets	$-	$-

Schedule of unrecognized tax benefits
	Year Ended December 31,
	2021	2020
(in thousands)
Unrecognized tax benefits, opening balance	$365	$348
Prior period tax position increases	-	-
Additions based on tax positions related to current year	27	17
Unrecognized tax benefits, ending balance	$392	$365